Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Unconsolidated Structured Entities Explanatory
c) Unconsolidated structured entities
UBS is

considered to

sponsor another

entity if, in addition

to ongoing

involvement with that

entity,

it had a

key role

in
establishing that entity or

in bringing together relevant

counterparties for a transaction

facilitated by that entity.

During
2022,

the Group

sponsored the

creation of

various SEs and

interacted with

a number

of non

-sponsored

SEs, including
securitization vehicles, client vehicles and certain

investment funds, that UBS did

not consolidate as of

31 December 2022
because it did not control the

m.
Interests in unconsolidated structured

entities
The table below presents the Group’s interests in and maximum exposure to loss from unconsolidated SEs, as well as the total assets held by the SEs in which UBS

had an interest as of

year-end, except for investment funds

sponsored by third
parties, for which the carrying amount

of UBS’s interest as of year

-end has been disclosed.

Sponsored unconsolidated

structured entities in which UBS did

not have an interest at year-end
During 2022

and 2021,

the Group

did not earn

material income

from sponsored

unconsolidated

SEs in which

UBS did
not have an interest at year-end.
During 2022 and 2021,

UBS and third parties did not transfer any assets into sponsored securitization vehicles created in the

year.

UBS

and

third

parties

transferred

assets,

alongside

deposits

and

debt

issuances

(which

are

assets

from

the
perspective of the vehicle),

of USD
1 bn and USD 3
bn, respectively, into sponsored

client vehicles created in 2022

(2021:
USD 1
bn

and

USD
2
bn,

respectively).

For

sponsored

investment

funds,

transfers

arose

during

the

period

as

investors
invested and

redeemed

positions, thereby

changing the

overall size

of the

funds,

which, when

combined with

market
movements, resulted in a total closing

net asset value of USD
38 bn (31 December 2021: USD 46 bn).
Interests in unconsolidated structured

entities
31.12.22
USD m, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 278 81 5,884 6,243 6,243
Derivative financial instruments 3 160 115 278 278
Loans and advances to customers 119 119 119
Financial assets at fair value not held for trading 225 225 225
Financial assets measured at fair value through

other comprehensive income
2
Other financial assets measured at amortized cost
2
837 4,977
3
2 5,817 6,066
Total assets 1,118
4
5,219 6,345 12,681
Derivative financial instruments 1 35 763 798 2
Total liabilities 1 35 763 798
Assets held by the unconsolidated structured

entities in which UBS had an interest
(USD bn)
50
5
107
6
139
7
31.12.21
USD m, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 246 162 6,743 7,151 7,151
Derivative financial instruments 5 45 155 205 205
Loans and advances to customers 125 125 125
Financial assets at fair value not held for trading 35 222 257 257
Financial assets measured at fair value through

other comprehensive income
324 4,525 4,849 4,849
Other financial assets measured at amortized cost 0
3
0 1 250
Total assets 610
4
4,732 7,247 12,588
Derivative financial instruments 2 11 281 294
Total liabilities 2 11 281 294
Assets held by the unconsolidated structured

entities in which UBS had an interest
(USD bn)
30
5
81
6
158
7
1 For the purpose of this

disclosure, maximum exposure

to loss amounts do not consider

the risk-reducing effects

of collateral or other credit

enhancements.

2 Effective

1 April 2022, a portfolio of assets

previously
classified as Financial assets measured

at fair value through other comprehensive

income was reclassified to

Other financial assets

measured at amortized cost. Refer

to Note 1b for more information.

3 Includes the
carrying amount of loan commitments. The

maximum exposure to loss for these instruments is equal to the notional amount.

4 As of 31 December 2022, USD
0.1 bn of the USD 1.1 bn (31 December 2021: USD 0.1 bn
of the USD 0.6
bn) was held in Group Functions

– Non-core and Legacy

Portfolio.

5 Represents the principal

amount outstanding.

6 Represents the market

value of total assets.

7 Represents the

net asset value
of the investment funds sponsored

by UBS and the carrying amount

of UBS’s interests

in the investment funds

not sponsored by UBS.
The Group retains or

purchases interests in

unconsolidated SEs in

the form of direct investments,

financing, guarantees,
letters of

credit

and

derivatives,

as well

as through

management contracts.

The Group’s

maximum exposure

to loss

is
generally equal to the carrying amount of the Group’s interest in the given SE, with this subject to change over time with
market

movements.

Guarantees,

letters

of

credit

and

credit

derivatives

are

an

exception,

with

the

given

contract’s
notional amount, adjusted

for losses already incurred, representing

the maximum loss that the G

roup is exposed

to.
The

maximum

exposure

to

loss

disclosed

in

the

table

above does

not

reflect the

Group’s

risk management

activities,
including

effects

from

financial

instruments

that

may

be

used

to

economically

hedge

risks

inherent

in

the

given
unconsolidated SE or risk-reducing

effects of collateral or other credit enhancements.
In

2022

and

2021,

the

Group

did

not

provide

support,

financial

or

otherwise,

to

any

unconsolidated

SE

when

not
contractually obligated to do

so, nor does the Group have any

intention to do so

in the future.
In 2022

and

2021,

income and

expenses

from interests

in unconsolidated

SEs primarily

resulted from

mark-to-market
movements recognized

in
Other net

income

from

financial instruments

measured

at

fair value

through

profit

or

loss
,
which were generally hedged with other financial instruments, as well as fee and commission income received from UBS-
sponsored funds.
Interests in securitization vehicles
As

of

31 December

2022

and

31 December

2021,

the

Group

held

interests,

both

retained

and

acquired,

in

various
securitization vehicles that relate to

financing, underwriting,

secondary market and derivative trading

activities.
The numbers outlined in the table above may

differ from the securitization positions presented in the 31 December 2022
Pillar 3

Report,

available

under

“Pillar 3

disclosures”

at
ubs.com/investors,

for

the

following

reasons:

(i) exclusion

of
synthetic securitizations

transacted with

entities that

are not

SEs and

transactions in

which the

Group did

not have

an
interest because it did not

absorb any risk;

(ii) a different measurement

basis in certain

cases (e.g., IFRS carrying

amount
within

the

previous

table

compared

with

net

exposure

amount

at

default

for

Pillar 3

disclosures);

and

(iii) different
classification of vehicles viewed as sponsored

by the Group versus sponsored

by third parties.
›

Refer to the 31 December

2022 Pillar 3 Report,

available under “Pillar

3 disclosures” at
ubs.com/investors, for more information
Interests in client vehicles
Client vehicles are

established predominantly for clients to gain exposure to specific assets or risk exposures. Such vehicles
may enter into derivative

agreements,

with UBS or a

third party,

to align the cash

flows of the entity with

the investor’s
intended investment objective,

or to introduce other

desired risk exposures.

As of

31 December 2022

and 31 December 2021,

the Group retained

interests in client

vehicles sponsored

by UBS and
third parties that relate to financing,

secondary market and derivative

trading activities,

and to hedge structured product
offerings.
Interests in investment funds
Investment funds have a

collective investment objective,

and are

either passively managed,

so that any decision

-making
does not have a substantive effect

on variability,

or are actively managed

and investors or their governing bodies

do not
have substantive voting or similar rights

.
The Group holds interests

in a

number of investment funds,

primarily resulting from

seed investments or in

order to hedge
structured product

offerings. In

addition to

the interests disclosed

in the table

above, the

Group manages

the assets of
various pooled investment funds and

receives fees based, in whole or

in part, on the net asset value of the fund and / or
the performance of the fund. The specific fee structure is

determined based

on various market factors and considers the
fund’s nature

and the jurisdiction of

incorporation,

as well as fee schedules

negotiated with

clients. These fee contracts
represent an interest in the fund,

as they align the Group’s exposure with investors,

providing a variable return based on
the performance

of the

entity.

Depending

on

the structure

of the

fund,

these fees

may be

collected

directly

from the
fund’s assets and

/ or from the investors. Any

amounts due

are collected on a regular

basis and are generally

backed by
the fund’s

assets. Therefore,

interest in such

funds is not

represented by

the on-balance sheet

fee receivable but

rather
by

the

future

exposure

to

variable

fees.

The

total

assets

of

such

funds

were

USD
292
bn

and

USD
370
bn

as

of
31 December 2022

and 31 December 2021,

respectively, and have been excluded

from the table above.

The Group

did
not have any material exposure

to loss from these interests as of 31

December 2022 or as of 31

December 2021.

UBS AG
Entity [Table]
Disclosure Of Unconsolidated Structured Entities Explanatory
c) Unconsolidated structured entities
UBS AG is considered

to sponsor another

entity if, in addition to ongoing

involvement with that entity,

it had a key role
in establishing that entity

or in bringing together

relevant

counterparties for a transaction facilitated

by that entity. During
2022,

UBS

AG

sponsored

the

creation

of

various

SEs

and

interacted with

a

number

of

non-sponsored

SEs,

including
securitization vehicles, client vehicles

and certain investment

funds, that

UBS AG did not consolidate as

of 31 December
2022 because it did not

control them.
Interests in unconsolidated structured

entities
The table below

presents UBS

AG’s interests in

and maximum exposure

to loss

from unconsolidated

SEs, as well

as the
total assets held by the SEs in which

UBS had an interest as

of year-end, except for investment funds

sponsored by third
parties, for which the carrying amount

of UBS’s interest as of year

-end has been disclosed.

Sponsored unconsolidated

structured entities in which UBS did

not have an interest at year-end
During 2022 and 2021, UBS

AG did not earn material income from sponsored

unconsolidated SEs in which UBS

did not
have an interest at year-end.
During 2022 and 2021,

UBS AG and third

parties did not transfer

any assets into sponsored securitization

vehicles created
in the year. UBS AG and third

parties transferred assets, alongside deposits and debt issuances (which are assets from the perspective of the vehicle),

of USD
1 bn and USD 3
bn, respectively, into sponsored

client vehicles created in 2022

(2021:
USD 1
bn

and

USD
2
bn,

respectively).

For

sponsored

investment

funds,

transfers

arose

during

the

period

as

investors
invested and

redeemed

positions, thereby

changing the

overall size

of the

funds,

which, when

combined with

market
movements, resulted in a total closing

net asset value of USD
38 bn (31 December 2021: USD 46 bn).
Interests in unconsolidated structured

entities
31.12.22
USD m, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 278 81 5,884 6,243 6,243
Derivative financial instruments 3 160 115 278 278
Loans and advances to customers 119 119 119
Financial assets at fair value not held for trading 108 108 108
Financial assets measured at fair value through

other comprehensive income
2
Other financial assets measured at amortized cost
2
837 4,977
3
2 5,817 6,066
Total assets 1,118
4
5,219 6,228 12,565
Derivative financial instruments 1 35 763 798 2
Total liabilities 1 35 763 798
Assets held by the unconsolidated structured

entities in which UBS AG had an
interest (USD bn)
50
5
107
6
95
7
31.12.21
USD m, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 246 162 6,743 7,151 7,151
Derivative financial instruments 5 45 155 205 205
Loans and advances to customers 125 125 125
Financial assets at fair value not held for trading 35 100 135 135
Financial assets measured at fair value through

other comprehensive income
324 4,525 4,849 4,849
Other financial assets measured at amortized cost 0
3
0 1 250
Total assets 610
4
4,732 7,124 12,466
Derivative financial instruments 2 11 281 294
Total liabilities 2 11 281 294
Assets held by the unconsolidated structured

entities in which UBS AG had an
interest (USD bn)
30
5
81
6
103
7
1 For the purpose of this

disclosure, maximum exposure

to loss amounts do not consider

the risk-reducing effects

of collateral or other credit

enhancements.

2 Effective

1 April 2022, a portfolio of assets

previously
classified as Financial assets measured

at fair value through other comprehensive

income was reclassified to

Other financial assets

measured at amortized cost. Refer

to Note 1b for more information.

3 Includes the
carrying amount of loan commitments. The

maximum exposure to loss for these instruments is equal to the notional amount.

4 As of 31 December 2022, USD
0.1 bn of the USD 1.1 bn (31 December 2021: USD 0.1 bn
of the USD 0.6
bn) was held in Group Functions

– Non-core and Legacy

Portfolio.

5 Represents the principal

amount outstanding.

6 Represents the market

value of total assets.

7 Represents the

net asset value
of the investment funds sponsored

by UBS AG and the carrying

amount of UBS AG’s

interests in the investment

funds not sponsored

by UBS AG.
UBS

AG retains

or purchases

interests

in unconsolidated

SEs in

the form

of direct

investments,

financing,

guarantees,
letters

of

credit

and

derivatives,

as

well

as

through

management

contracts.

UBS

AG’s

maximum

exposure

to

loss

is
generally equal to

the carrying amount

of UBS AG’s

interest in the

given SE, with

this subject to change

over time with
market movements. Guarantees,

letters of

credit and credit

derivatives are an

exception, with the given

contract’s notional
amount, adjusted for losses

already incurred, representing

the maximum loss that UBS AG

is exposed to.
The

maximum

exposure

to

loss

disclosed

in

the

table

above

does

not

reflect

UBS

AG’s

risk

management

activities,
including

effects

from

financial

instruments

that

may

be

used

to

economically

hedge

risks

inherent

in

the

given
unconsolidated SE or risk-reducing

effects of collateral or other credit enhancements.
In

2022

and

2021,

UBS

AG

did

not

provide

support,

financial

or

otherwise,

to

any

unconsolidated

SE

when

not
contractually obligated to do

so, nor does UBS AG have

any

intention to do so in the future.
In 2022

and

2021,

income and

expenses

from interests

in unconsolidated

SEs primarily

resulted from

mark-to-market
movements recognized

in
Other net

income

from

financial instruments

measured

at

fair value

through

profit

or

loss
,
which were generally hedged with other financial instruments, as well as fee and commission income received from UBS-
sponsored funds.
Interests in securitization vehicles
As

of

31 December

2022

and

31 December

2021,

UBS

AG

held

interests,

both

retained

and

acquired,

in

various
securitization vehicles that relate to

financing, underwriting,

secondary market and derivative trading

activities.
The numbers outlined in the table above may

differ from the securitization positions presented in the 31 December 2022
Pillar 3

Report,

available

under

“Pillar 3

disclosures”

at
ubs.com/investors,

for

the

following

reasons:

(i) exclusion

of
synthetic

securitizations

transacted

with

entities

that

are

not

SEs

and

transactions

in

which

UBS

AG

did

not have

an
interest because it did not

absorb any risk;

(ii) a different measurement

basis in certain

cases (e.g., IFRS carrying

amount
within

the

previous

table

compared

with

net

exposure

amount

at

default

for

Pillar 3

disclosures);

and

(iii) different
classification of vehicles viewed as sponsored

by UBS AG versus sponsored by

third parties.
›

Refer to the 31 December

2022 Pillar 3 Report,

available under “Pillar

3 disclosures” at
ubs.com/investors, for more information
Interests in client vehicles
Client vehicles are

established predominantly for clients to gain exposure to specific assets or risk exposures. Such vehicles
may enter into derivative

agreements,

with UBS or a

third party,

to align the cash

flows of the entity with

the investor’s
intended investment objective,

or to introduce other

desired risk exposures.

As of

31 December

2022

and

31 December 2021,

UBS

AG retained

interests in

client

vehicles sponsored

by UBS

and
third parties that relate to financing,

secondary market and derivative trading activities

,

and to hedge structured product
offerings.
Interests in investment funds
Investment funds have a

collective investment objective,

and are

either passively managed,

so that any decision

-making
does not have a substantive effect

on variability,

or are actively managed

and investors or their governing bodies

do not
have substantive voting or similar rights

.
UBS AG holds interests

in a number of investment funds

,

primarily resulting from seed

investments or in order to

hedge
structured product

offerings.

In addition

to the

interests disclosed

in the

table

above,

UBS

AG

manages

the assets

of
various pooled investment funds and

receives fees based, in whole or

in part, on the net asset value of the fund and / or
the performance of the fund. The specific fee structure is

determined based

on various market factors and considers the
fund’s nature

and the jurisdiction of

incorporation,

as well as fee schedules

negotiated with

clients. These fee contracts
represent an

interest in the

fund,

as they align

UBS AG’s

exposure with

investors, providing

a variable return

based on
the performance

of the

entity.

Depending

on

the structure

of the

fund,

these fees

may be

collected directly

from the
fund’s assets and

/ or from the investors. Any

amounts due

are collected on a regular

basis and are generally

backed by
the fund’s

assets. Therefore,

interest in such

funds is not

represented by

the on-balance sheet

fee receivable but

rather
by

the

future

exposure

to

variable

fees.

The

total

assets

of

such

funds

were

USD
336
bn

and

USD
425
bn

as

of
31 December 2022 and 31 December 2021, respectively, and have been excluded from the table above. UBS AG did not have any material exposure to

loss from these interests as of 31

December 2022 or as of 31

December 2021.